EQ/AllianceBernstein Small Cap Growth Portfolio

EQ/AllianceBernstein Small Cap Growth Portfolio

Effective immediately, the second sentence of the first paragraph under the caption "EQ/AllianceBernstein Small Cap Growth Portfolio – Investments, Risks and Performance – Principal Investment Strategy" of the Prospectus is deleted and revised as follows:

Small capitalization companies mean those companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately $24.2 million to $13.7 billion as of December 31, 2010).